DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS:
Cash and cash equivalents	$ 62,334,922	$ 57,071,006	$ 15,602,804	$ 37,450,664
Mortgage-backed securities - HTM	6,096,227	7,727,314
Accrued interest receivable	3,888,611	3,852,790
LIABILITIES:
Advances from the FHLB	89,000,000	29,000,000
Accrued interest payable	695,111	840,186
Estimated Fair Value, Level 1
ASSETS:
Cash and cash equivalents	62,335,000	57,071,000
Mortgage loans held for sale	185,641,000	103,286,000
Estimated Fair Value, Level 2
ASSETS:
Capital stock of FHLB	5,559,000	3,100,000
Mortgage-backed securities - HTM	6,096,000	7,727,000
Accrued interest receivable	3,889,000	3,853,000
LIABILITIES:
Advances from the FHLB	91,864,000	31,216,000
Subordinated debentures	19,583,000	19,583,000
Accrued interest payable	695,000	840,000
Estimated Fair Value, Level 2 | Deposit transaction accounts
LIABILITIES:
Deposits	657,349,000	698,293,000
Estimated Fair Value, Level 2 | Certificate of deposits
LIABILITIES:
Deposits	446,529,000	428,088,000
Estimated Fair Value, Level 2 | Interest-rate swap
ASSETS:
Derivative assets	1,360,000	1,676,000
LIABILITIES:
Derivative liabilities	1,360,000	1,676,000
Estimated Fair Value, Level 2 | Debt securities
ASSETS:
AFS	21,595,000	14,457,000
Estimated Fair Value, Level 2 | Mortgage-backed securities
ASSETS:
AFS	326,000	2,752,000
Estimated Fair Value, Level 3
ASSETS:
Loans receivable	1,024,992,000	1,075,459,000
Carrying Value
ASSETS:
Cash and cash equivalents	62,335,000	57,071,000
Capital stock of FHLB	5,559,000	3,100,000
Mortgage-backed securities - HTM	5,657,000	7,234,000
Mortgage loans held for sale	180,575,000	100,719,000
Loans receivable	975,728,000	1,021,273,000
Accrued interest receivable	3,889,000	3,853,000
LIABILITIES:
Advances from the FHLB	89,000,000	29,000,000
Subordinated debentures	19,589,000	19,589,000
Accrued interest payable	695,000	840,000
Carrying Value | Deposit transaction accounts
LIABILITIES:
Deposits	657,349,000	698,293,000
Carrying Value | Certificate of deposits
LIABILITIES:
Deposits	445,331,000	424,232,000
Carrying Value | Interest-rate swap
ASSETS:
Derivative assets	1,360,000	1,676,000
LIABILITIES:
Derivative liabilities	1,360,000	1,676,000
Carrying Value | Debt securities
ASSETS:
AFS	21,595,000	14,457,000
Carrying Value | Mortgage-backed securities
ASSETS:
AFS	$ 326,000	$ 2,752,000